Franklin Floating Rate Master Trust
Statement of Investments, April 30, 2020 (unaudited)
Franklin Floating Rate Income Fund
		Country	Shares	Value
	Common Stocks 2.1%
	Diversified Support Services 0.2%
[a,b]	Remington Outdoor Co. Inc.	United States	732,184	$366,092
	Forest Products 1.9%
[a,c,d]	Appvion Operations Inc.	United States	209,637	3,887,958
	Total Common Stocks (Cost $35,453,756)			4,254,050
			Principal Amount*
	Corporate Bonds (Cost $8,701,660) 3.1%
	Industrial Machinery 3.1%
[c,e]	Onsite Rental Group Operations Pty. Ltd., secured note, PIK, 6.10%, 10/26/23	Australia	$8,660,319	6,332,858
[f]	Senior Floating Rate Interests 86.1%
	Aerospace & Defense 3.7%
[g,h]	AI Convoy US Borrower LLC, Facility B Loan (USD), TBD, 1/15/27	United States	2,500,000	2,378,125
	Alloy Finco Ltd., Term Loan B, PIK, 14.00%, 3/06/25	United States	3,453,634	1,683,647
	Doncasters U.S. Finance LLC, Term Loan B, 8.50%, (3-month USD LIBOR + 6.50%), 3/06/24	United States	2,157,952	1,850,444
[g]	Dynasty Acquisition Co. Inc.,
	Initial Term B-1 Loan, 4.95%, (3-month USD LIBOR + 3.50%), 4/04/26	United States	1,241,650	1,098,342
	Initial Term B-2 Loan (CAD), 4.95%, (3-month USD LIBOR + 3.50%), 4/04/26	United States	667,553	590,506
				7,601,064
	Airlines 3.3%
	Allegiant Travel Co., Class B Term Loan, 4.707%, (3-month USD LIBOR + 3.00%), 2/05/24	United States	3,339,313	2,671,450
[g,h]	Delta Air Lines Inc., Term Loan, TBD, 4/29/23	United States	500,000	498,438
	Westjet Airlines Ltd., Initial Term Loan, 4.00%, (1-month USD LIBOR + 3.00%), 12/11/26	Canada	4,279,275	3,513,285
				6,683,173
	Alternative Carriers 0.8%
	Lineage Logistics LLC, Term Loans, 4.00%, (1-month USD LIBOR + 3.00%), 2/27/25	United States	738,117	715,397
[g]	Zayo Group Holdings Inc (Front Range BidCo), Initial Dollar Term Loan, 3.404%, (1-month USD LIBOR + 3.00%), 3/09/27	United States	1,060,000	998,719
				1,714,116
	Aluminum 0.7%
[g]	Arconic Corp., Initial Term Loans, 3.24%, (1-month USD LIBOR + 2.75%), 2/04/27	United States	1,350,000	1,343,250
	Application Software 0.1%
	Ceridian HCM Holding Inc., Initial Term Loans, 2.637%, (1-week USD LIBOR + 2.50%), 4/30/25	United States	319,190	302,831
	Asset Management & Custody Banks 0.0%+
	Russell Investments US Institutional Holdco Inc., Term Loan B, 3.822%, (3-month USD LIBOR + 2.75%), 6/01/23	United States	80,060	73,736
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  1

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Income Fund (continued)
		Country	Principal Amount*	Value
[f]	Senior Floating Rate Interests (continued)
	Auto Parts & Equipment 2.4%
	Adient U.S. LLC, Initial Term Loans, 5.45% - 5.742%, (3-month USD LIBOR + 4.00%), 5/06/24	United States	$4,147,304	$3,764,972
	Clarios Global LP (Power Solutions), Initial Dollar Term Loan, 3.904%, (1-month USD LIBOR + 3.50%), 4/30/26	United States	1,226,917	1,114,961
				4,879,933
	Automobile Manufacturers 1.7%
	Thor Industries Inc., Initial USD Term Loans, 4.625% - 4.75%, (1-month USD LIBOR + 3.75%), 2/01/26	United States	3,815,964	3,512,278
	Automotive Retail 0.2%
[g,h]	EG America LLC, Additional Facility, TBD, 2/06/25	United States	579,790	499,586
	Broadcasting 3.8%
	Diamond Sports Group LLC, Term Loan, 3.82%, (1-month USD LIBOR + 3.25%), 8/24/26	United States	7,497,787	6,152,872
	Sinclair Television Group Inc.,
	Term B-2 Loan, 3.32%, (1-month USD LIBOR + 2.50%), 9/30/26	United States	660,000	617,925
	Tranche B Term Loans, 2.66%, (1-month USD LIBOR + 2.25%), 1/03/24	United States	989,770	928,528
				7,699,325
	Cable & Satellite 1.7%
	CSC Holdings LLC, March 2017 Incremental Term Loans, 3.064%, (1-month USD LIBOR + 2.25%), 7/17/25	United States	1,679,053	1,612,730
	WideOpenWest Finance LLC, Term B Loan, 4.25%, (1-month USD LIBOR + 3.25%), 8/19/23	United States	1,887,074	1,771,491
				3,384,221
	Casinos & Gaming 0.8%
	Caesars Resort Collection LLC, Term B Loans, 3.154%, (1-month USD LIBOR + 2.75%), 12/22/24	United States	1,383,758	1,169,853
	Stars Group Holdings BV, Stars Group (US), USD Term Loan, 4.95%, (3-month USD LIBOR + 3.50%), 7/10/25	United States	398,797	395,183
				1,565,036
	Commodity Chemicals 0.3%
[g]	Cyanco Intermediate Corp., Initial Term Loans, 3.904%, (1-month USD LIBOR + 3.50%), 3/16/25	United States	741,529	702,136
	Communications Equipment 1.4%
	CommScope Inc., Initial Term Loans, 3.654%, (1-month USD LIBOR + 3.25%), 4/04/26	United States	2,988,741	2,838,556
	Construction & Engineering 1.1%
	Strike, LLC,
	Term Loan, 9.45%, (3-month USD LIBOR + 8.00%), 11/30/22	United States	38,558	32,774
	Term Loan, 9.072%, (6-month USD LIBOR + 8.00%), 11/30/22	United States	2,544,824	2,163,101
				2,195,875
	Diversified Support Services 0.5%
	Ventia Pty. Ltd., Term B Loans, 4.95%, (3-month USD LIBOR + 3.50%), 5/21/26	Australia	1,142,095	1,050,728
  |  2

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Income Fund (continued)
		Country	Principal Amount*	Value
[f]	Senior Floating Rate Interests (continued)
	Electric Utilities 0.3%
	EFS Cogen Holdings I LLC (Linden),
	Term B Advance, 4.25%, (1-month USD LIBOR + 3.25%), 6/28/23	United States	$180,559	$174,888
	Term B Advance, 4.71%, (3-month USD LIBOR + 3.25%), 6/28/23	United States	435,221	421,553
				596,441
	Food Retail 0.2%
	Whatabrands LLC (Whataburger), 2020 Refinancing Term Loans, 3.732%, (1-month USD LIBOR + 2.75%), 8/02/26	United States	491,119	456,741
	Forest Products 3.6%
	Appvion Operations Inc.,
	Term Loan, 7.00%, (3-month USD LIBOR + 6.00%), 6/15/26	United States	7,541,175	7,390,352
	Term Loan, 8.25%, (Prime + 5.00%), 6/15/26	United States	31,431	30,802
				7,421,154
	Health Care Facilities 0.3%
	US Anesthesia Partners Inc., First Lien Term Loan, 4.00%, (3-month USD LIBOR + 3.00%), 6/23/24	United States	811,248	697,673
	Health Care Services 1.3%
	Air Medical Group Holdings Inc., 2018 New Term Loans, 5.863%, (3-month USD LIBOR + 4.25%), 3/14/25	United States	1,557,045	1,402,638
[g]	Gentiva Health Services Inc., Term B Loans, 3.688%, (1-month USD LIBOR + 3.25%), 7/02/25	United States	960,000	909,600
	National Mentor Holdings Inc.,
	Initial Term C Loans, 5.71%, (3-month USD LIBOR + 4.25%), 3/08/26	United States	11,205	10,701
	Initial Term Loans, 4.66%, (1-month USD LIBOR + 4.25%), 3/08/26	United States	177,042	169,075
	Initial Term Loans, 5.71%, (3-month USD LIBOR + 4.25%), 3/08/26	United States	69,681	66,545
				2,558,559
	Health Care Technology 1.1%
[g,h]	Change Healthcare Holdings LLC, Closing Date Term Loan, TBD, 3/01/24	United States	350,000	338,698
	Inovalon Holdings Inc., Refinancing Date Term Loans, FRN, 3.875%, (1-month USD LIBOR + 3.00%), 4/02/25	United States	1,994,647	1,939,794
				2,278,492
	Industrial Machinery 8.5%
	Altra Industrial Motion Corp., Term Loan, 2.404%, (1-month USD LIBOR + 2.00%), 10/01/25	United States	309,476	294,389
	Navistar Inc., Tranche B Term Loan, 4.22%, (1-month USD LIBOR + 3.50%), 11/06/24	United States	13,048,081	11,917,244
	Onsite Rental Group Operations Pty. Ltd., Term Loan, 5.50%, (1-month USD LIBOR + 4.50%), 10/25/22	Australia	6,334,267	5,225,770
				17,437,403
	Insurance Brokers 0.9%
	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issue, Initial Term Loan, 3.154%, (1-month USD LIBOR + 2.75%), 5/10/25	United States	1,865,450	1,752,941
	Integrated Telecommunication Services 10.5%
	Aventiv Technologies LLC,
	Initial Term Loan, 5.50%, (2-month USD LIBOR + 4.50%), 11/01/24	United States	32,035	26,909
	Initial Term Loan, 5.50%, (3-month USD LIBOR + 4.50%), 11/01/24	United States	12,493,543	10,494,576
	Second Lien Initial Loan, 9.25%, (3-month USD LIBOR + 8.25%), 11/01/25	United States	1,645,000	1,028,125
  |  3

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Income Fund (continued)
		Country	Principal Amount*	Value
[f]	Senior Floating Rate Interests (continued)
	Integrated Telecommunication Services (continued)
	Global Tel*Link Corp., First Lien Term Loan, 5.70%, (3-month USD LIBOR + 4.25%), 11/29/25	United States	$11,162,948	$9,786,959
				21,336,569
	Internet Services & Infrastructure 2.2%
	Informatica LLC, Dollar 2020 Term Loan, 3.654%, (1-month USD LIBOR + 3.25%), 2/25/27	United States	310,000	292,563
	LegalZoom.com Inc., 2018 Term Loans, 4.904%, (1-month USD LIBOR + 4.50%), 11/21/24	United States	3,885,707	3,623,422
	Verscend Holding Corp., Term B Loans, 4.904%, (1-month USD LIBOR + 4.50%), 7/27/25	United States	598,481	567,341
				4,483,326
	Leisure Facilities 1.4%
	24 Hour Fitness Worldwide Inc., Term Loan, 4.95%, (3-month USD LIBOR + 3.50%), 5/30/25	United States	4,498,128	1,227,850
	Equinox Holdings Inc., Term B-1 Loans, 4.072%, (1-month USD LIBOR + 3.00%), 3/08/24	United States	1,440,038	1,150,679
	NASCAR Holdings Inc., Initial Term Loans, 3.375%, (1-month USD LIBOR + 2.75%), 10/18/26	United States	432,421	406,283
				2,784,812
	Leisure Products 2.1%
	Playtika Holding Corp., Term B Loans, 7.072%, (3-month USD LIBOR + 6.00%), 12/10/24	United States	4,287,725	4,260,927
	Life & Health Insurance 0.9%
[g]	AssuredPartners Inc., 2020 February Refinancing Term Loans, 3.904%, (1-month USD LIBOR + 3.50%), 2/13/27	United States	2,026,875	1,908,303
	Managed Health Care 1.5%
	Phoenix Guarantor Inc., Tranche B-1 Term Loan, 4.079%, (1-month USD LIBOR + 3.25%), 3/05/26	United States	3,323,124	3,123,736
	Metal & Glass Containers 0.6%
[g,h]	Mauser Packaging Solutions Holding Co., Initial Term Loan, TBD, 4/03/24	United States	1,410,000	1,223,175
	Movies & Entertainment 0.6%
[g,h]	Banijay Group US Holding Inc., Facility B (USD) Loan, TBD, 2/03/25	France	1,230,000	1,140,825
	Office Services & Supplies 1.2%
	Pitney Bowes Inc., Incremental Tranche Term B Loans, 5.91%, (1-month USD LIBOR + 5.50%), 1/07/25	United States	2,747,437	2,381,113
	Oil & Gas Exploration & Production 2.6%
[i]	Fieldwood Energy LLC, Closing Date Loans, 6.25%, (3-month USD LIBOR + 5.25%), 4/11/22	United States	20,615,151	5,256,863
	Oil & Gas Storage & Transportation 0.2%
	Buckeye Partners LP, Initial Term Loans, 3.766%, (1-month USD LIBOR + 2.75%), 11/01/26	United States	405,283	382,486
	Other Diversified Financial Services 0.4%
	Maverick Purchaser Sub LLC, Initial Term Loans, 4.404%, (1-month USD LIBOR + 4.00%), 1/31/27	United States	860,000	829,363
  |  4

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Income Fund (continued)
		Country	Principal Amount*	Value
[f]	Senior Floating Rate Interests (continued)
	Packaged Foods & Meats 1.9%
	B&G Foods Inc., Tranche B-4 Term Loan, 2.904%, (1-month USD LIBOR + 2.50%), 10/10/26	United States	$1,159,237	$1,130,498
	CSM Bakery Supplies LLC, Second Lien Term Loan, 9.10%, (3-month USD LIBOR + 7.75%), 7/03/21	United States	1,330,000	1,019,667
	JBS USA Lux SA, New Term Loans, 3.072%, (3-month USD LIBOR + 2.00%), 5/01/26	United States	1,799,770	1,746,620
				3,896,785
	Paper Packaging 0.8%
	Berry Global Inc., Term Y Loans, 2.829%, (1-month USD LIBOR + 2.00%), 7/01/26	United States	1,745,603	1,673,717
	Personal Products 0.4%
	Knowlton Development Corp., Initial Term Loan, 4.154%, (1-month USD LIBOR + 3.75%), 12/21/25	United States	887,508	800,976
	Pharmaceuticals 0.1%
	eResearch Technology Inc., Initial Term Loan, 5.50%, (1-month USD LIBOR + 4.50%), 2/04/27	United States	272,727	258,707
	Real Estate Services 0.6%
	Cushman & Wakefield U.S. Borrower LLC, Replacement Term Loan, 3.154%, (1-month USD LIBOR + 2.75%), 8/21/25	United States	1,300,000	1,210,392
	Security & Alarm Services 0.6%
	Prime Security Services Borrower LLC, Term B-1, 4.266%, (1-month USD LIBOR + 3.25%), 9/12/26	United States	1,243,750	1,191,149
	Semiconductors 1.6%
	ON Semiconductor Corp., 2019 Replacement Term B-4 Loans, 2.404%, (1-month USD LIBOR + 2.00%), 9/18/26	United States	3,482,500	3,360,612
	Specialized Finance 1.0%
[g]	First Eagle Holdings Inc., Initial Term Loan, 3.95%, (3-month USD LIBOR + 2.50%), 2/01/27	United States	2,113,042	1,970,411
	Specialty Stores 8.3%
[g]	Bass Pro Group LLC, Initial Term Loans, 6.072%, (3-month USD LIBOR + 5.00%), 9/25/24	United States	5,476,125	4,583,516
	General Nutrition Centers, Inc.,
	Tranche B-2 Term Loans, 9.50%, (1-month USD LIBOR + 8.75%), 3/04/21	United States	5,139,541	3,626,589
	Tranche B-2 Term Loans, 10.37%, (3-month USD LIBOR + 8.75%), 3/04/21	United States	6,926,158	4,887,270
	Harbor Freight Tools USA Inc., Refinancing Loans, 3.25%, (1-month USD LIBOR + 2.50%), 8/19/23	United States	1,454,658	1,385,561
	Michaels Stores, Inc.,
	2018 New Replacement Term B Loan, 3.50%, (1-month USD LIBOR + 2.50%), 1/28/23	United States	1,124,641	927,829
	2018 New Replacement Term B Loan, 3.558% - 3.568%, (3-month USD LIBOR + 2.50%), 1/28/23	United States	1,322,943	1,091,428
	Staples Inc., 2019 Refinancing Term B-1 Loans, 6.016%, (1-month USD LIBOR + 5.00%), 4/12/26	United States	583,895	469,306
				16,971,499
  |  5

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Income Fund (continued)
		Country	Principal Amount*	Value
[f]	Senior Floating Rate Interests (continued)
	Systems Software 6.3%
	DCert Buyer Inc., Initial Term Loans, 4.404%, (1-month USD LIBOR + 4.00%), 10/16/26	United States	$1,850,000	$1,755,959
	Finastra USA Inc., Dollar Term Loan, 4.50%, (3-month USD LIBOR + 3.50%), 6/13/24	United States	2,991,923	2,615,440
[g]	Hyland Software Inc., Term Loans, 4.00%, (1-month USD LIBOR + 3.25%), 7/01/24	United States	517,500	498,676
	Idera Inc., Initial Term Loans, 5.08%, (3-month USD LIBOR + 4.00%), 6/29/24	United States	536,122	485,191
	Perforce Software Inc., New Term Loan, 4.154%, (1-month USD LIBOR + 3.75%), 7/08/26	United States	1,998,990	1,859,061
[g]	Quest Software US Holdings Inc., Term Loan B, 5.01%, (3-month USD LIBOR + 4.25%), 5/18/25	United States	1,000,000	922,500
[g]	Solera LLC, Dollar Term Loan, 4.363%, (3-month USD LIBOR + 2.75%), 3/03/23	United States	870,000	827,950
	Surf Holdings LLC (Sophos), Dollar Tranche Term Loan, 4.814%, (3-month USD LIBOR + 3.50%), 3/05/27	United States	1,451,092	1,338,632
	Vertafore Inc., Initial Term Loans, 3.654%, (1-month USD LIBOR + 3.25%), 7/02/25	United States	857,828	792,821
[g]	Waystar (Navicure Inc), Initial Term Loans, 4.404%, (1-month USD LIBOR + 4.00%), 10/22/26	United States	1,860,000	1,748,400
				12,844,630
	Trucking 0.6%
	The Kenan Advantage Group Inc., Initial Canadian Term Loan, 4.00%, (1-month USD LIBOR + 3.00%), 7/29/22	United States	268,261	225,116
	Kenan Advantage Group Inc., Initial U.S. Term Loans, 4.00%, (1-month USD LIBOR + 3.00%), 7/31/22	United States	1,128,087	946,653
				1,171,769
	Wireless Telecommunication Services 1.0%
[g,h]	T-Mobile USA Inc., Term Loan B, TBD, 4/01/27	United States	2,000,000	1,989,812
	Total Senior Floating Rate Interests (Cost $218,199,489)			175,697,205
			Units
	Escrows and Litigation Trusts (Cost $-) 0.0%
[a,b,c,d]	Remington Outdoor Co. Inc., Litigation Units	United States	68,931	-
	Total Investments before Short Term Investments (Cost $262,354,905)			186,284,113
			Shares
	Short Term Investments (Cost $30,840,249) 15.1%
	Money Market Funds 15.1%
[j,k]	Institutional Fiduciary Trust Money Market Portfolio, 0.01%	United States	30,840,249	30,840,249
	Total Investments (Cost $293,195,154) 106.4%			217,124,362
	Other Assets, less Liabilities (6.4)%			(13,077,652)
	Net Assets 100.0%			$204,046,710
  |  6

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Income Fund (continued)
See Abbreviations on page 18.
+Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]See Note 6 regarding holdings of 5% voting securities.
[c]Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
[d]See Note 5 regarding restricted securities.
[e]Income may be received in additional securities and/or cash.
[f]The coupon rate shown represents the rate at period end.
[g]A portion or all of the security purchased on a delayed delivery basis.
[h]A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
[i]Defaulted security or security for which income has been deemed uncollectible.
[j]See Note 7 regarding investments in affiliated management investment companies.
[k]The rate shown is the annualized seven-day effective yield at period end.
  |  7

Franklin Floating Rate Master Trust
Statement of Investments, April 30, 2020 (unaudited)
Franklin Floating Rate Master Series
		Country	Shares	Value	% of Net Assets
	Common Stocks
	Diversified Support Services
[a,b]	Remington Outdoor Co. Inc.	United States	1,048,435	$524,218	0.12
	Forest Products
[a,b,c,d]	Appvion Operations Inc.	United States	563,596	10,452,528	2.35
	Oil & Gas Exploration & Production
[a]	Samson Resources II LLC	United States	155,501	2,565,766	0.58
	Total Common Stocks (Cost $50,132,461)			13,542,512	3.05
	Management Investment Companies
	Other Diversified Financial Services
[e]	Franklin Floating Rate Income Fund	United States	1,619,779	11,484,237	2.59
[e]	Franklin Liberty Senior Loan ETF	United States	1,093,000	25,455,970	5.73
	Total Management Investment Companies (Cost $43,406,240)			36,940,207	8.32
			Principal Amount*
	Corporate Bonds (Cost $10,999,588)
	Industrial Machinery
[c,f]	Onsite Rental Group Operations Pty. Ltd., secured note, PIK, 6.10%, 10/26/23	Australia	$10,725,759	7,843,211	1.77
[g]	Senior Floating Rate Interests
	Aerospace & Defense
[h,i]	AI Convoy US Borrower LLC, Facility B Loan (USD), TBD, 1/15/27	United States	1,241,000	1,180,501	0.27
	Alloy Finco Ltd., Term Loan B, PIK, 14.00%, 3/06/25	United States	8,474,958	4,131,542	0.93
	Doncasters U.S. Finance LLC, Term Loan B, 8.50%, (3-month USD LIBOR + 6.50%), 3/06/24	United States	6,596,540	5,656,533	1.28
	Dynasty Acquisition Co. Inc.,
	Initial Term B-1 Loan, 4.95%, (3-month USD LIBOR + 3.50%), 4/04/26	United States	413,042	365,370	0.08
	Initial Term B-2 Loan (CAD), 4.95%, (3-month USD LIBOR + 3.50%), 4/04/26	United States	222,065	196,435	0.04
				11,530,381	2.60
	Air Freight & Logistics
	XPO Logistics Inc., Refinanced Term Loan, 3.613%, (3-month USD LIBOR + 2.00%), 2/24/25	United States	3,500,000	3,403,750	0.77
	Airlines
	Allegiant Travel Co., Class B Term Loan, 4.707%, (3-month USD LIBOR + 3.00%), 2/05/24	United States	6,124,000	4,899,200	1.10
	Westjet Airlines Ltd., Initial Term Loan, 4.00%, (1-month USD LIBOR + 3.00%), 12/11/26	Canada	2,918,803	2,396,337	0.54
				7,295,537	1.64
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  1

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series (continued)
		Country	Principal Amount*	Value	% of Net Assets
[g]	Senior Floating Rate Interests (continued)
	Alternative Carriers
	Lineage Logistics LLC, Term Loans, 4.00%, (1-month USD LIBOR + 3.00%), 2/27/25	United States	$797,964	$773,402	0.17
	Zayo Group Holdings Inc (Front Range BidCo), Initial Dollar Term Loan, 3.404%, (1-month USD LIBOR + 3.00%), 3/09/27	United States	700,000	659,532	0.15
				1,432,934	0.32
	Aluminum
	Arconic Corp., Initial Term Loans, 3.24%, (1-month USD LIBOR + 2.75%), 2/04/27	United States	707,000	703,465	0.16
	Apparel Retail
	Ascena Retail Group, Inc.,
	Tranche B Term Loan, 5.25%, (1-month USD LIBOR + 4.50%), 8/21/22	United States	2,649,336	561,314	0.12
	Tranche B Term Loan, 6.00%, (3-month USD LIBOR + 4.50%), 8/21/22	United States	2,681,519	568,134	0.13
				1,129,448	0.25
	Apparel, Accessories & Luxury Goods
	Champ Acquisition Corp., Initial Term Loan, 6.572%, (3-month USD LIBOR + 5.50%), 12/21/25	United States	1,093,003	980,970	0.22
	Application Software
	Ceridian HCM Holding Inc., Initial Term Loans, 2.637%, (1-week USD LIBOR + 2.50%), 4/30/25	United States	698,228	662,444	0.15
	Asset Management & Custody Banks
	Russell Investments US Institutional Holdco Inc., Term Loan B, 3.822%, (3-month USD LIBOR + 2.75%), 6/01/23	United States	3,658,950	3,369,893	0.76
	Auto Parts & Equipment
	Adient U.S. LLC, Initial Term Loans, 5.45% - 5.742%, (3-month USD LIBOR + 4.00%), 5/06/24	United States	3,436,938	3,120,093	0.70
	Clarios Global LP (Power Solutions), Initial Dollar Term Loan, 3.904%, (1-month USD LIBOR + 3.50%), 4/30/26	United States	3,996,703	3,632,004	0.82
	TI Group Automotive Systems LLC, Initial US Term Loan, 3.25%, (1-month USD LIBOR + 2.50%), 6/30/22	United States	4,365,396	4,070,733	0.92
				10,822,830	2.44
	Automobile Manufacturers
	Thor Industries Inc., Initial USD Term Loans, 4.625% - 4.75%, (1-month USD LIBOR + 3.75%), 2/01/26	United States	2,776,717	2,555,738	0.58
	Automotive Retail
	Wand NewCo.3 Inc. (Caliber Collision), Initial Term Loan, 4.072%, (3-month USD LIBOR + 3.00%), 2/05/26	United States	1,488,769	1,348,266	0.30
  |  2

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series (continued)
		Country	Principal Amount*	Value	% of Net Assets
[g]	Senior Floating Rate Interests (continued)
	Broadcasting
	Diamond Sports Group LLC, Term Loan, 3.82%, (1-month USD LIBOR + 3.25%), 8/24/26	United States	$3,840,873	$3,151,916	0.71
	Gray Television Inc., Term B-2 Loan, 3.243%, (1-month USD LIBOR + 2.25%), 2/07/24	United States	5,764,652	5,521,453	1.24
	Mission Broadcasting Inc., Term B-3 Loan, 3.235%, (1-month USD LIBOR + 2.25%), 1/17/24	United States	940,529	889,271	0.20
	Nexstar Broadcasting Inc., Term B-3 Loan, 2.654%, (1-month USD LIBOR + 2.25%), 10/26/25	United States	3,655,968	3,456,718	0.78
	Sinclair Television Group Inc., Tranche B Term Loans, 2.66%, (1-month USD LIBOR + 2.25%), 1/03/24	United States	8,136,028	7,632,611	1.72
				20,651,969	4.65
	Building Products
	Resideo Funding Inc., Tranche A Term Loan, 3.71%, (3-month USD LIBOR + 2.25%), 10/25/23	United States	8,062,500	8,022,187	1.81
	Cable & Satellite
	CSC Holdings LLC, March 2017 Incremental Term Loans, 3.064%, (1-month USD LIBOR + 2.25%), 7/17/25	United States	9,412,397	9,040,607	2.04
	WideOpenWest Finance LLC, Term B Loan, 4.25%, (1-month USD LIBOR + 3.25%), 8/19/23	United States	542,455	509,230	0.11
				9,549,837	2.15
	Casinos & Gaming
	Boyd Gaming Corp.,
	Refinancing Term B Loans, 2.387%, (1-week USD LIBOR + 2.25%), 9/15/23	United States	2,853,058	2,683,657	0.60
	Term A Loan, 2.137%, (1-week USD LIBOR + 2.00%), 9/15/21	United States	2,000,411	1,950,401	0.44
	Caesars Resort Collection LLC, Term B Loans, 3.154%, (1-month USD LIBOR + 2.75%), 12/22/24	United States	5,058,901	4,276,881	0.96
	Eldorado Resorts Inc., Initial Term Loan, 3.25%, (3-month USD LIBOR + 2.25%), 4/17/24	United States	3,166,970	3,031,715	0.68
	Stars Group Holdings BV, Stars Group (US), USD Term Loan, 4.95%, (3-month USD LIBOR + 3.50%), 7/10/25	United States	1,545,338	1,531,334	0.35
	Station Casinos LLC, Term B-1 Facility Loans, 2.66%, (1-month USD LIBOR + 2.25%), 2/07/27	United States	2,323,097	2,070,783	0.47
				15,544,771	3.50
	Commodity Chemicals
	Univar Solutions USA Inc., first lien, Term B-5 Loans, 3.45%, (3-month USD LIBOR + 2.00%), 7/01/26	United States	353,243	339,408	0.08
	Univar USA Inc., Term B-3 Loans, 3.70%, (3-month USD LIBOR + 2.25%), 7/01/24	United States	2,922,270	2,834,601	0.64
				3,174,009	0.72
	Communications Equipment
	CommScope Inc., Initial Term Loans, 3.654%, (1-month USD LIBOR + 3.25%), 4/04/26	United States	5,036,405	4,783,326	1.08
  |  3

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series (continued)
		Country	Principal Amount*	Value	% of Net Assets
[g]	Senior Floating Rate Interests (continued)
	Construction & Engineering
	Strike, LLC,
	Term Loan, 9.45%, (3-month USD LIBOR + 8.00%), 11/30/22	United States	$97,454	$82,836	0.02
	Term Loan, 9.072%, (6-month USD LIBOR + 8.00%), 11/30/22	United States	6,431,979	5,467,183	1.23
				5,550,019	1.25
	Consumer Finance
	Realogy Group LLC, Initial Term A Loan, 3.243%, (1-month USD LIBOR + 2.25%), 2/08/23	United States	355,325	317,423	0.07
	Data Processing & Outsourced Services
	Neustar, Inc.,
	TLB5, 5.572%, (1-month USD LIBOR + 4.50%), 8/08/24	United States	5,953,633	2,396,382	0.54
	TLB5, 5.95%, (3-month USD LIBOR + 4.50%), 8/08/24	United States	15,072	6,067	0.00+
	WEX Inc., Term B-3 Loan, 2.654%, (1-month USD LIBOR + 2.25%), 5/17/26	United States	1,230,831	1,166,597	0.26
				3,569,046	0.80
	Diversified Support Services
	Ventia Pty. Ltd., Term B Loans, 4.95%, (3-month USD LIBOR + 3.50%), 5/21/26	Australia	5,257,913	4,837,280	1.09
	Electric Utilities
	EFS Cogen Holdings I LLC (Linden),
	Term B Advance, 4.25%, (1-month USD LIBOR + 3.25%), 6/28/23	United States	488,290	472,955	0.11
	Term B Advance, 4.71%, (3-month USD LIBOR + 3.25%), 6/28/23	United States	1,176,982	1,140,018	0.26
	Vistra Operations Company LLC, 2018 Incremental Term Loans, 2.154% - 2.501%, (1-month USD LIBOR + 1.75%), 12/31/25	United States	237,353	230,751	0.05
				1,843,724	0.42
	Environmental & Facilities Services
	Harsco Corp., Term Loan B-2, 2.688%, (1-month USD LIBOR + 2.25%), 12/10/24	United States	3,113,672	3,035,831	0.68
	Food Distributors
	Nutraceutical International Corp., Term Loans, 4.25%, (1-month USD LIBOR + 3.25%), 8/22/23	United States	2,853,132	2,500,057	0.56
	Food Retail
	BI-LO LLC (Southeastern Grocers), FILO Loan (ABL), 6.863%, (3-month USD LIBOR + 5.25%), 5/31/22	United States	3,687,500	3,484,688	0.78
	Whatabrands LLC (Whataburger), 2020 Refinancing Term Loans, 3.732%, (1-month USD LIBOR + 2.75%), 8/02/26	United States	426,341	396,497	0.09
				3,881,185	0.87
	Forest Products
[b]	Appvion Operations Inc.,
	Term Loan, 7.00%, (3-month USD LIBOR + 6.00%), 6/15/26	United States	5,571,831	5,460,394	1.23
	Term Loan, 8.25%, (Prime + 5.00%), 6/15/26	United States	23,223	22,759	0.01
				5,483,153	1.24
  |  4

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series (continued)
		Country	Principal Amount*	Value	% of Net Assets
[g]	Senior Floating Rate Interests (continued)
	General Merchandise Stores
[f]	99 Cents Only Stores, First Lien Term Loan, PIK, 7.572% - 8.09%, (6-month USD LIBOR + 6.50%), 1/13/22	United States	$17,730,791	$13,125,218	2.96
	Health Care Distributors
	Mallinckrodt International Finance SA & Mallinckrodt CB LLC, 2017 Term B Loans, 4.20%, (3-month USD LIBOR + 2.75%), 9/24/24	Luxembourg	704,505	502,714	0.11
	Health Care Facilities
	US Anesthesia Partners Inc., First Lien Term Loan, 4.00%, (3-month USD LIBOR + 3.00%), 6/23/24	United States	299,231	257,338	0.06
	Health Care Services
	Air Medical Group Holdings Inc., 2018 New Term Loans, 5.863%, (3-month USD LIBOR + 4.25%), 3/14/25	United States	1,438,801	1,296,119	0.29
	Catalent Pharma Solutions Inc., Dollar Term B-2 Loan, 3.25%, (1-month USD LIBOR + 2.25%), 5/17/26	United States	2,866,761	2,830,927	0.64
	DaVita Inc., Tranche B-1 Term Loan, 2.154%, (1-month USD LIBOR + 1.75%), 8/12/26	United States	2,334,653	2,280,300	0.51
	National Mentor Holdings Inc.,
	Initial Term C Loans, 5.71%, (3-month USD LIBOR + 4.25%), 3/08/26	United States	158,198	151,079	0.04
	Initial Term Loans, 4.66%, (1-month USD LIBOR + 4.25%), 3/08/26	United States	2,499,535	2,387,056	0.54
	Initial Term Loans, 5.71%, (3-month USD LIBOR + 4.25%), 3/08/26	United States	983,776	939,506	0.21
				9,884,987	2.23
	Health Care Technology
	IQVIA Inc., Term B-1 Dollar Loans, 2.50%, (1-month USD LIBOR + 1.75%), 3/07/24	United States	3,581,250	3,461,278	0.78
[h]	Inovalon Holdings Inc., Refinancing Date Term Loans, FRN, 3.875%, (1-month USD LIBOR + 3.00%), 4/02/25	United States	73,767	71,738	0.02
				3,533,016	0.80
	Industrial Machinery
	Altra Industrial Motion Corp., Term Loan, 2.404%, (1-month USD LIBOR + 2.00%), 10/01/25	United States	2,953,588	2,809,600	0.63
	Navistar Inc., Tranche B Term Loan, 4.22%, (1-month USD LIBOR + 3.50%), 11/06/24	United States	8,117,031	7,413,553	1.67
	Onsite Rental Group Operations Pty. Ltd., Term Loan, 5.50%, (1-month USD LIBOR + 4.50%), 10/25/22	Australia	7,844,960	6,472,091	1.46
				16,695,244	3.76
	Insurance Brokers
	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issue, Initial Term Loan, 3.154%, (1-month USD LIBOR + 2.75%), 5/10/25	United States	2,164,492	2,033,948	0.46
	Integrated Telecommunication Services
	Aventiv Technologies LLC,
	Initial Term Loan, 5.50%, (2-month USD LIBOR + 4.50%), 11/01/24	United States	2,525	2,121	0.00+
	Initial Term Loan, 5.50%, (3-month USD LIBOR + 4.50%), 11/01/24	United States	984,848	827,272	0.19
  |  5

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series (continued)
		Country	Principal Amount*	Value	% of Net Assets
[g]	Senior Floating Rate Interests (continued)
	Integrated Telecommunication Services (continued)
	Global Tel*Link Corp.,
	First Lien Term Loan, 5.70%, (3-month USD LIBOR + 4.25%), 11/29/25	United States	$4,825,167	$4,230,398	0.95
	Second Lien Term Loan, 9.70%, (3-month USD LIBOR + 8.25%), 11/29/26	United States	3,809,966	3,079,722	0.69
				8,139,513	1.83
	Internet Services & Infrastructure
	Informatica LLC, Dollar 2020 Term Loan, 3.654%, (1-month USD LIBOR + 3.25%), 2/25/27	United States	1,460,000	1,377,875	0.31
	LegalZoom.com Inc., 2018 Term Loans, 4.904%, (1-month USD LIBOR + 4.50%), 11/21/24	United States	4,041,539	3,768,735	0.85
	TIBCO Software Inc., Term B-3 Loans, 4.16%, (1-month USD LIBOR + 3.75%), 7/31/26	United States	5,573,902	5,256,887	1.18
[h]	Verscend Holding Corp., Term B Loans, 4.904%, (1-month USD LIBOR + 4.50%), 7/27/25	United States	162,753	154,284	0.04
				10,557,781	2.38
	Leisure Facilities
	24 Hour Fitness Worldwide Inc., Term Loan, 4.95%, (3-month USD LIBOR + 3.50%), 5/30/25	United States	9,226,139	2,518,450	0.57
	Equinox Holdings Inc., Term B-1 Loans, 4.072%, (1-month USD LIBOR + 3.00%), 3/08/24	United States	1,505,545	1,203,024	0.27
	NASCAR Holdings Inc., Initial Term Loans, 3.375%, (1-month USD LIBOR + 2.75%), 10/18/26	United States	2,921,609	2,745,009	0.62
				6,466,483	1.46
	Leisure Products
	Playtika Holding Corp., Term B Loans, 7.072%, (3-month USD LIBOR + 6.00%), 12/10/24	United States	2,389,750	2,374,814	0.53
	Managed Health Care
	Phoenix Guarantor Inc., Tranche B-1 Term Loan, 4.079%, (1-month USD LIBOR + 3.25%), 3/05/26	United States	1,293,712	1,216,089	0.27
	Metal & Glass Containers
[h,i]	Mauser Packaging Solutions Holding Co., Initial Term Loan, TBD, 4/03/24	United States	600,000	520,500	0.12
	Movies & Entertainment
[h,i]	Banijay Group US Holding Inc., Facility B (USD) Loan, TBD, 2/03/25	France	424,000	393,260	0.09
	Lions Gate Capital Holdings LLC, Term A Loan, 2.154%, (1-month USD LIBOR + 1.75%), 3/22/23	Canada	4,123,080	3,886,003	0.87
				4,279,263	0.96
	Office Services & Supplies
	Intrado Corp., Term B Loans, 5.45%, (3-month USD LIBOR + 4.00%), 10/10/24	United States	1,718,738	1,355,118	0.30
	Pitney Bowes Inc., Incremental Tranche Term B Loans, 5.91%, (1-month USD LIBOR + 5.50%), 1/07/25	United States	2,400,373	2,080,324	0.47
				3,435,442	0.77
  |  6

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series (continued)
		Country	Principal Amount*	Value	% of Net Assets
[g]	Senior Floating Rate Interests (continued)
	Oil & Gas Exploration & Production
[j]	Fieldwood Energy LLC, Closing Date Loans, 6.25%, (3-month USD LIBOR + 5.25%), 4/11/22	United States	$25,460,344	$6,492,388	1.46
	Utex Industries Inc.,
	Initial Term Loan (First Lien), 5.311%, (3-month USD LIBOR + 4.00%), 5/21/21	United States	14,098,581	3,900,612	0.88
	Second Lien Initial Term Loan, 8.561%, (3-month USD LIBOR + 7.25%), 5/20/22	United States	128,288	17,746	0.01
				10,410,746	2.35
	Oil & Gas Storage & Transportation
	Centurion Pipeline Co. LLC, Initial Term Loans, 3.654%, (1-month USD LIBOR + 3.25%), 9/28/25	United States	1,995,873	1,761,358	0.40
	Other Diversified Financial Services
	Asurion LLC,
	AM No. 14 Replacement B-4 Term Loans, 4.00%, (1-month USD LIBOR + 3.00%), 8/04/22	United States	3,484,030	3,369,928	0.76
	Replacement B-6 Term Loans, 3.404%, (1-month USD LIBOR + 3.00%), 11/03/23	United States	142,323	136,571	0.03
	Second Lien Replacement B-2 Term Loans, 6.904%, (1-month USD LIBOR + 6.50%), 8/04/25	United States	85,525	82,496	0.02
	Maverick Purchaser Sub LLC, Initial Term Loans, 4.404%, (1-month USD LIBOR + 4.00%), 1/31/27	United States	900,000	867,937	0.19
				4,456,932	1.00
	Packaged Foods & Meats
	B&G Foods Inc., Tranche B-4 Term Loan, 2.904%, (1-month USD LIBOR + 2.50%), 10/10/26	United States	684,456	667,487	0.15
	CSM Bakery Supplies LLC,
	Second Lien Term Loan, 9.10%, (3-month USD LIBOR + 7.75%), 7/03/21	United States	5,669,378	4,346,525	0.98
	Term Loans, 5.35%, (3-month USD LIBOR + 4.00%), 7/03/20	United States	9,903,933	8,616,421	1.94
	JBS USA Lux SA, New Term Loans, 3.072%, (3-month USD LIBOR + 2.00%), 5/01/26	United States	6,930,604	6,725,937	1.52
				20,356,370	4.59
	Paper Packaging
	Berry Global Inc.,
	Term W Loans, 2.829%, (1-month USD LIBOR + 2.00%), 10/01/22	United States	2,940,881	2,878,999	0.65
	Term Y Loans, 2.829%, (1-month USD LIBOR + 2.00%), 7/01/26	United States	6,014,091	5,766,425	1.30
				8,645,424	1.95
  |  7

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series (continued)
		Country	Principal Amount*	Value	% of Net Assets
[g]	Senior Floating Rate Interests (continued)
	Personal Products
[c]	FGI Operating Co. LLC (Freedom Group),
	[f] Term Loan, PIK, 12.00%, (3-month USD LIBOR + 10.00%), 5/15/22	United States	$11,513,813	$10,058,093	2.26
	Term Loan FILO, 9.50%, (3-month USD LIBOR + 7.50%), 5/15/21	United States	6,848,631	6,817,950	1.54
	Knowlton Development Corp., Initial Term Loan, 4.154%, (1-month USD LIBOR + 3.75%), 12/21/25	United States	1,064,271	960,505	0.22
	Sunshine Luxembourg VII SARL (Nestle Skin Health), Facility B1 Commitments, 5.322%, (6-month USD LIBOR + 4.25%), 9/25/26	Luxembourg	2,124,675	1,955,587	0.44
				19,792,135	4.46
	Pharmaceuticals
	Grifols Worldwide Operations USA Inc., Dollar Tranche B Term Loan, 2.137%, (1-week USD LIBOR + 2.00%), 11/15/27	United States	4,449,944	4,396,705	0.99
	Horizon Pharma Inc., Seventh Amendment Refinancing Term Loans, 3.25%, (1-month USD LIBOR + 2.25%), 5/22/26	United States	7,254,271	7,115,228	1.60
	Valeant Pharmaceuticals International, Initial Term Loans, 3.718%, (1-month USD LIBOR + 3.00%), 6/02/25	United States	7,167,913	6,949,887	1.57
				18,461,820	4.16
	Railroads
	Genesee & Wyoming Inc., Initial Term Loan, 3.45%, (3-month USD LIBOR + 2.00%), 12/30/26	United States	645,152	630,837	0.14
	Research & Consulting Services
	Nielsen Finance LLC (VNU Inc.), Class B-4 Term Loans, 2.864%, (1-month USD LIBOR + 2.00%), 10/04/23	United States	1,678,371	1,626,971	0.37
	Restaurants
[i,j]	NPC International Inc., Second Lien Initial Term Loan, TBD, 4/20/25	United States	4,842,941	127,127	0.03
	Specialty Chemicals
	Axalta Coating Systems U.S. Holdings Inc. (DuPont Performance Coatings), Term B-3 Dollar Loan, 3.20%, (3-month USD LIBOR + 1.75%), 6/01/24	United States	2,504,221	2,445,372	0.55
	Oxbow Carbon LLC, Tranche B Term Loan, 4.154%, (1-month USD LIBOR + 3.75%), 1/04/23	United States	15,886	14,377	0.00+
				2,459,749	0.55
	Specialty Stores
	General Nutrition Centers Inc., FILO Term Loan (ABL), 7.41%, (1-month USD LIBOR + 7.00%), 12/31/22	United States	1,155,266	1,035,614	0.23
	General Nutrition Centers, Inc.,
	Tranche B-2 Term Loans, 9.50%, (1-month USD LIBOR + 8.75%), 3/04/21	United States	6,927,000	4,887,864	1.10
	Tranche B-2 Term Loans, 10.37%, (3-month USD LIBOR + 8.75%), 3/04/21	United States	9,334,976	6,586,993	1.48
	Harbor Freight Tools USA Inc., Refinancing Loans, 3.25%, (1-month USD LIBOR + 2.50%), 8/19/23	United States	722,040	687,743	0.16
	Jo-Ann Stores Inc., Initial Loans, 6.00%, (3-month USD LIBOR + 5.00%), 10/23/23	United States	2,237,543	713,776	0.16
  |  8

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series (continued)
		Country	Principal Amount*	Value	% of Net Assets
[g]	Senior Floating Rate Interests (continued)
	Specialty Stores (continued)
	Michaels Stores, Inc.,
	2018 New Replacement Term B Loan, 3.50%, (1-month USD LIBOR + 2.50%), 1/28/23	United States	$1,264,364	$1,043,100	0.24
	2018 New Replacement Term B Loan, 3.558% - 3.568%, (3-month USD LIBOR + 2.50%), 1/28/23	United States	1,487,303	1,227,025	0.28
	PetSmart Inc., Amended Loan, 5.00%, (6-month USD LIBOR + 4.00%), 3/11/22	United States	745,443	725,316	0.16
	Staples Inc., 2019 Refinancing Term B-1 Loans, 6.016%, (1-month USD LIBOR + 5.00%), 4/12/26	United States	899,785	723,203	0.16
				17,630,634	3.97
	Systems Software
	DCert Buyer Inc., Initial Term Loans, 4.404%, (1-month USD LIBOR + 4.00%), 10/16/26	United States	2,590,778	2,459,081	0.55
	Finastra USA Inc., Dollar Term Loan, 4.50%, (3-month USD LIBOR + 3.50%), 6/13/24	United States	3,385,919	2,959,858	0.67
	Go Daddy Operating Co. LLC, Tranche B-2 Term Loan, 2.154%, (1-month USD LIBOR + 1.75%), 2/15/24	United States	2,095,514	2,038,761	0.46
	Hyland Software Inc., Term Loans, 4.00%, (1-month USD LIBOR + 3.25%), 7/01/24	United States	748,101	720,889	0.16
[h]	Idera Inc., Initial Term Loans, 5.08%, (3-month USD LIBOR + 4.00%), 6/29/24	United States	887,685	803,355	0.18
	Infor (U.S.) Inc. (Lawson), Tranche B-6 Term Loan, 3.75%, (1-month USD LIBOR + 2.75%), 2/01/22	United States	1,655,733	1,632,276	0.37
	Perforce Software Inc., New Term Loan, 4.154%, (1-month USD LIBOR + 3.75%), 7/08/26	United States	1,820,437	1,693,007	0.38
	Quest Software US Holdings Inc., Term Loan B, 5.01%, (3-month USD LIBOR + 4.25%), 5/18/25	United States	646,717	596,597	0.14
	Surf Holdings LLC (Sophos), Dollar Tranche Term Loan, 4.814%, (3-month USD LIBOR + 3.50%), 3/05/27	United States	1,302,410	1,201,473	0.27
	Vertafore Inc., Initial Term Loans, 3.654%, (1-month USD LIBOR + 3.25%), 7/02/25	United States	997,475	921,885	0.21
				15,027,182	3.39
	Trucking
	Avis Budget Car Rental LLC, Tranche B Term Loans, 2.66%, (1-month USD LIBOR + 2.25%), 8/06/27	United States	5,049,165	3,524,318	0.79
	Hertz Corp., Tranche B-1 Term Loan, 3.51%, (3-month USD LIBOR + 2.75%), 6/30/23	United States	1,933,794	1,218,290	0.27
[h]	The Kenan Advantage Group Inc., Initial Canadian Term Loan, 4.00%, (1-month USD LIBOR + 3.00%), 7/29/22	United States	199,279	167,229	0.04
[h]	Kenan Advantage Group Inc., Initial U.S. Term Loans, 4.00%, (1-month USD LIBOR + 3.00%), 7/31/22	United States	838,008	703,228	0.16
				5,613,065	1.26
	Wireless Telecommunication Services
[h,i]	T-Mobile USA Inc., Term Loan B, TBD, 4/01/27	United States	423,808	421,649	0.09
	Total Senior Floating Rate Interests (Cost $435,282,024)			348,423,822	78.49
  |  9

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series (continued)
		Country		Value	% of Net Assets
	Escrows and Litigation Trusts
[a,c]	Millennium Corporate Claim Trust, Escrow Account	United States	6,589,710	$ -	0.00
[a,c]	Millennium Lender Claim Trust, Escrow Account	United States	6,589,709	-	0.00
[a,b,c,d]	Remington Outdoor Co. Inc., Litigation Units	United States	98,704	-	0.00
	Total Escrows and Litigation Trusts (Cost $-)			-	0.00
			Principal Amount*
	Short Term Investments (Cost $30,807,563)
	Repurchase Agreements
[k]	Joint Repurchase Agreement, 0.028%, 5/01/2020 (Maturity Value $30,807,586) BNP Paribas Securities Corp. (Maturity Value $23,590,293) Deutsche Bank Securities Inc. (Maturity Value $4,386,384) HSBC Securities (USA) Inc. (Maturity Value $2,830,909) Collateralized by U.S. Government Agency Securities, 4.00% - 4.50%, 11/20/48 - 4/20/50; [l]U.S. Treasury Bills, 8/13/20; and U.S. Treasury Notes, 0.17% - 2.00%, 10/31/20 - 7/31/24 (valued at $31,429,699)	United States	$30,807,563	30,807,563	6.94
	Total Investments (Cost $570,627,876)			437,557,315	98.57
	Other Assets, less Liabilities			6,330,844	1.43
	Net Assets			$443,888,159	100.00

See Abbreviations on page 18.
+Rounds to less than 0.01% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]See Note 6 regarding holdings of 5% voting securities.
[c]Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
[d]See Note 5 regarding restricted securities.
[e]See Note 7 regarding investments in affiliated management investment companies.
[f]Income may be received in additional securities and/or cash.
[g]The coupon rate shown represents the rate at period end.
[h]A portion or all of the security purchased on a delayed delivery basis.
[i]A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
[j]Defaulted security or security for which income has been deemed uncollectible.
[k]Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At April 30, 2020, all repurchase agreements had been entered into on that date.
[l]The security was issued on a discount basis with no stated coupon rate.
  |  10

Franklin Floating Rate Master Trust
Notes to Statements of Investments (unaudited)
1.  ORGANIZATION
Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The shares are exempt from registration under the Securities Act of 1933.
2.  FINANCIAL INSTRUMENT VALUATION
The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds' pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds' net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
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Franklin Floating Rate Master Trust
Notes to Statements of Investments (unaudited)
3.  DERIVATIVE FINANCIAL INSTRUMENTS
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss. The Fund did not hold any credit default swap contracts at period end.
4.  NOVEL CORONAVIRUS PANDEMIC
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
5.  RESTRICTED SECURITIES
At April 30, 2020, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Shares/ Units		Issuer	Acquisition Date	Cost	Value
Franklin Floating Rate Income Fund
209,637	[a]	Appvion Operations Inc.	6/14/18	$2,148,646	$3,887,958
68,931	[b]	Remington Outdoor Co. Inc., Litigation Units	5/16/18	-	-
		Total Restricted Securities (Value is 1.9% of Net Assets)		$2,148,646	$3,887,958
Franklin Floating Rate Master Series
563,596	[c]	Appvion Operations Inc.	6/14/18 - 4/12/19	$5,922,238	$10,452,528
98,704	[d]	Remington Outdoor Co. Inc., Litigation Units	5/16/18 - 4/12/19	-	-
		Total Restricted Securities (Value is 2.35% of Net Assets)		$5,922,238	$10,452,528
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Franklin Floating Rate Master Trust
Notes to Statements of Investments (unaudited)
[a]The Fund also invests in unrestricted securities of the issuer, valued at $7,421,154 as of April 30, 2020.
[b]The Fund also invests in unrestricted securities of the issuer, valued at $366,092 as of April 30, 2020.
[c]The Fund also invests in unrestricted securities of the issuer, valued at $5,483,153 as ofApril 30, 2020
[d]The Fund also invests in unrestricted securities of the issuer, valued at $524,218 as of April 30, 2020.
6.  HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended April 30, 2020, investments in "affiliated companies" were as follows:
Name of Issuer	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares/Units/ Principal Amount Held at End of Period	Investment Income
Franklin Floating Rate Income Fund
Non-Controlled Affiliates
								Dividends
Remington Outdoor Co. Inc.	$1,555,891	$ -	$ -	$ -	$(1,189,799)	$366,092	732,184	$ -
Remington Outdoor Co. Inc., Litigation Units	-	-	-	-	-	-	68,931	-
Total Affiliated Securities (Value is 0.2% of Net Assets)	$1,555,891	$ -	$ -	$ -	$(1,189,799)	$366,092		$ -
Franklin Floating Rate Master Series
Non-Controlled Affiliates
								Dividends
Appvion Operations Inc.	$6,443,971	$ -	$ -	$ -	$4,008,557	$10,452,528	563,596	$ -
Remington Outdoor Co. Inc.	2,227,925	-	-	-	(1,703,707)	524,218	1,048,435	-
Remington Outdoor Co. Inc., Litigation Units	-	-	-	-	-	-	98,704	-
	$8,671,896	$ -	$ -	$ -	$2,304,850	$10,976,746		$ -
								Interest
Appvion Operations Inc., Term Loan, 6/15/26	$8,668,314	-	$(3,121,355)[a]	$2,741	$(66,547)	$5,483,153	5,595,054	$561,054
Total Affiliated Securities (Value is 3.7% of Net Assets)	$17,340,210	$ -	$(3,121,355)	$2,741	$2,238,303	$16,459,899		$561,054
aMay include accretion, amortization, partnership adjustments, and/or other corporate actions.
7.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended April 30, 2020, investments in affiliated management investment companies were as follows:
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin Floating Rate Income Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 0.01%	$37,831,757	$161,029,526	$(168,021,034)	$ -	$ -	$30,840,249	30,840,249	$347,405
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Franklin Floating Rate Master Trust
Notes to Statements of Investments (unaudited)
7.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES (continued)
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin Floating Rate Master Series
Controlled Affiliates
Franklin Liberty Senior Loan ETF	$27,197,447	$ -	$ -	$ -	$(1,741,477)	$25,455,970	1,093,000	$767,904
Non-Controlled Affiliates
Franklin Floating Rate Income Fund	29,769,605	-	(14,889,953)	(3,297,149)	(98,266)	11,484,237	1,619,779	1,143,722
Total Affiliated Securities	$56,967,052	$ -	$(14,889,953)	$(3,297,149)	$(1,839,743)	$36,940,207		$1,911,626
8.  FAIR VALUE MEASUREMENTS
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1-quoted prices in active markets for identical financial instruments
Level 2-other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3-significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2020, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Franklin Floating Rate Income Fund
Assets:
Investments in Securities:[a]
Equity Investments:
Diversified Support Services	$-	$366,092	$-	$366,092
Forest Products	-	-	3,887,958	3,887,958
Corporate Bonds	-	-	6,332,858	6,332,858
Senior Floating Rate Interests	-	175,697,205	-	175,697,205
Escrows and Litigation Trusts	-	-	-[b]	-
Short Term Investments	30,840,249	-	-	30,840,249
Total Investments in Securities	$30,840,249	$176,063,297	$10,220,816	$217,124,362
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Franklin Floating Rate Master Trust
Notes to Statements of Investments (unaudited)
	Level 1	Level 2	Level 3	Total
Franklin Floating Rate Master Series
Assets:
Investments in Securities:[a]
Equity Investments:[c]
Diversified Support Services	$-	$524,218	$-	$524,218
Forest Products	-	-	10,452,528	10,452,528
Oil & Gas Exploration & Production	-	2,565,766	-	2,565,766
All Other Equity Investments	36,940,207	-	-	36,940,207
Corporate Bonds	-	-	7,843,211	7,843,211
Senior Floating Rate Interests:
Personal Products	-	2,916,092	16,876,043	19,792,135
All Other Senior Floating Rate Interests	-	328,631,687	-	328,631,687
Escrows and Litigation Trusts	-	-	-[b]	-
Short Term Investments	-	30,807,563	-	30,807,563
Total Investments in Securities	$36,940,207	$365,445,326	$35,171,782	$437,557,315

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes securities determined to have no value at April 30, 2020.
[c]Includes common stocks and management investment companies.
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. The reconciliation for the nine months ended April 30, 2020, is as follows:
	Balance at Beginning of Period	Purchases	Sales	Transfer Into Level[a]	Transfer Out of Level 3	Cost Basis Adjustments[b]	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Franklin Floating Rate Income Fund
Assets:
Investments in Securities:
Equity Investments:
Forest Products	$2,396,922	$-	$-	$-	$-	$-	$-	$1,491,036	$3,887,958	$1,491,036
Corporate Bonds-Industrial Machinery	-	-	-	6,332,858	-	-	-	-	6,332,858	-
Escrows and Litigation Trusts	-[c]	-	-	-	-	-	-	-	-[c]	-
Total Investments in Securities	$2,396,922	$-	$-	$6,332,858	$-	$-	$-	$1,491,036	$10,220,816	$1,491,036
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Equity Investments:c
Forest Products	$6,443,971	$-	$-	$-	$-	$-	$-	$4,008,557	$10,452,528	$4,008,557
Corporate Bonds-Industrial Machinery	-	-	-	7,843,211	-	-	-	-	7,843,211	-
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Franklin Floating Rate Master Trust
Notes to Statements of Investments (unaudited)
8.  FAIR VALUE MEASUREMENTS (continued)
	Balance at Beginning of Period	Purchases	Sales	Transfer Into Level[a]	Transfer Out of Level 3	Cost Basis Adjustments[b]	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Senior Floating Rate Interest:
Oil & Gas Exploration & Production	$3,977,013	$-	$(3,978,246)	$-	$-	$497	$14,677	$(13,941)	$-	$-
Personal Products	17,407,172	-	-	-	-	5,85,287	-	(1,116,416)	16,876,043	(1,116,416)
Escrows and LitigationTrusts	-[c]	-[d]	-	-	-	(7,40,281)	7,40,281	-	-[c]	-
Total Investments in Securities	$ 27,828,156	$-	$ (3,978,246)	$ 7,843,211	$ -	$(1,54,497)	$ 7,54,958	$2,878,200	$ 35,171,782	$ 2,892,141
aThe investments were transferred into Level 3 as a result of the unavailability of significant observable valuation inputs.
bMay include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
cIncludes securities determined to have no value.
dIncludes common stocks and other equity interests.
Significant unobservable valuation inputs developed by the VC for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of April 30, 2020, are as follows:
Description	Fair Value at End of Period	Valuation Technique	Unobservable Inputs	Amount/Range (Weighted Averagea)	Impact to Fair Value If Input Increases[b]
Franklin Floating Rate Income Fund
Assets:
Investments in Securities:
Equity Investments:
Forest Products	$ 3,887,958	Discounted cash flow	Weighted average cost of capital	16.8%	Decrease[c]
			Total unlevered free cashflows	$188.4 mil	Increase
			Discount for lack of marketability	20.0%	Decrease[c]
			Long term growth	0.0%	Increase
Corporate Bonds	6,332,858	Market transaction	Transaction price weighting	50.0%	Decrease[c]
All other Investments[d]	$-[e]

Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Equity Investments:
Forest Products	$ 10,452,528	Discounted cash flow	Weighted average cost of capital	16.8%	Decrease[f]
			Total unlevered free cashflows	$188.4 mil	Increase[g]
			Discount for lack of marketability	20.0%	Decrease[f]
			Long term growth	0.0%	Increase
Corporate Bonds	7,843,211	Market transaction	Transaction price weighting	50.0%	Decrease[f]
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Franklin Floating Rate Master Trust
Notes to Statements of Investments (unaudited)
Description	Fair Value at End of Period	Valuation Technique	Unobservable Inputs	Amount/Range (Weighted Averagea)	Impact to Fair Value If Input Increases[b]
Senior Floating Rate Interests:
Personal Products	16,876,043	Discounted cash flow	Discount rate	10.2% - 20.8% (16.5%)	Decrease[f]
			Free cash flow	$7.6 - $13.0 mil ($11.0 mil)	Increase
All other Investments[d]	$-[e]
aWeighted based on the relative fair value of the financial instruments.
bRepresents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
cRepresents a significant impact to fair value but not net assets.
dIncludes fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs. May also include financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable.
eIncludes securities determined to have no value at April 30, 2020.
fRepresents a significant impact to fair value and net assets.
gRepresents a significant impact to net assets but not fair value.
9.  SUBSEQUENT EVENTS
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
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Franklin Floating Rate Master Trust
Notes to Statements of Investments (unaudited)
ABBREVIATIONS
Currency
USD	United States Dollar
Selected Portfolio
ETF	Exchange Traded Fund
LIBOR	London InterBank Offered Rate
PIK	Payment-In-Kind
TBD	To Be Determined

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.
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